Our Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Accounting Policies [Abstract]
Capitalized Computer Software, Amortization	$ 208	$ 197	$ 196
Sales Allowances, Goods	35,800	34,700	34,700
Shipping and handling expenses	9,700	9,400	9,100
Research and development costs	718	665	552
Amount of prepaid incentive arrangements	355	410
Advertising and other marketing activities	3,900	3,900	3,700
Advertising expenses	2,300	2,400	$ 2,200
Deferred advertising costs	42	68
Capitalized Computer Software, Net	$ 900	$ 1,100